Related Party Transactions (Details 4) $ in Thousands		12 Months Ended
	Jan. 02, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) debt_instrument	Dec. 31, 2013 USD ($)
Revenue:
Premium income		$ 445,550	$ 446,395	$ 464,093
Other revenue		13,563	7,506	7,355
Total revenues		2,741,779	2,558,839	2,166,945
Benefits and expenses:
Increase in future policy benefits		(41,636)	(56,073)	5,575
Dividends to policyholders		57,356	60,739	66,258
Total benefits and expenses		2,452,800	2,085,567	1,979,412
Participating policyholders’ net income before income taxes		288,979	473,272	187,533
Income tax expense		98,524	155,903	58,791
Provision for policyholders’ share of earnings on participating business		(1,267)	(1,041)	(804)
Net income (loss)		$ 190,455	317,369	$ 128,742
CLAC
Revenue:
Premium income	$ 42,297
Other revenue	7,355
Total revenues	49,652
Benefits and expenses:
Increase in future policy benefits	41,297
Dividends to policyholders	1,000
Total benefits and expenses	42,297
Participating policyholders’ net income before income taxes	7,355
Income tax expense	2,574
Participating policyholders’ income	4,781
Provision for policyholders’ share of earnings on participating business	4,781
Net income (loss)	$ 0
Cash transferred			$ 3,862
Number of mortgages transferred | debt_instrument			2
Market value of investment transferred			$ 28,959
Number of fixed maturity investments received | debt_instrument			4
Value of fixed maturity investment received			$ 32,821
Loss on realized investment loss			$ 1,041